Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of fair value of derivative instruments

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the date indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
September 30, 2014
Derivatives designated and qualifying as hedging instruments	$8	$348	$13	$146
Derivatives not designated as hedging instruments:
Interest rate contracts	1,709	33,281	2,013	36,404
Equity contracts	379	5,949	—	—
Total return swaps	33	2,634	—	—
Foreign currency and other derivative contracts	—	—	3	2

Total derivative positions[1]	$2,129	$42,212	$2,029	$36,552

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the condensed consolidated balance sheet. As of September 30, 2014, derivative assets exclude $244 million of accrued interest receivable, and derivative liabilities exclude $211 million of accrued interest payable.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative positions[1]	$2,137	$33,819	$2,183	$31,245

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total return swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.

Summary of realized gains and losses for derivative instruments

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses, for the period indicated:

Nine months ended September 30,
(in millions)	2014
Derivatives designated and qualifying as hedging instruments	$—
Derivatives not designated as hedging instruments:
Interest rate contracts	8
Equity contracts	(57)
Total return swaps	(98)
Foreign currency and other derivative contracts	1
Net interest settlements	6

Total derivative losses[1]	$(140)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	$(673)
Other revenue on guaranteed benefit annuity programs	197

Change in embedded derivative liabilities and related fees	$(476)

Net realized derivative losses	$(616)

[1]	Included in total derivative losses are economic hedging gains of $499 million related to the guaranteed benefit annuity programs for the nine months ended September 30, 2014.
[2]	For the individual variable annuity business, the annual comprehensive review of model assumptions produced a favorable impact for the nine months ended September 30, 2014 primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$(1)	$(1)	$(4)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(209)	$(125)	$(44)
Equity contracts	(776)	(665)	(45)
Total return swaps	(321)	(343)	(17)
Other derivative contracts	(9)	(1)	(6)
Net interest settlements	14	53	34

Total derivative losses[1]	$(1,302)	$(1,082)	$(82)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,751	1,185	(1,674)
Other revenue on guaranteed benefit annuity programs	256	211	120

Change in embedded derivative liabilities and related fees	$2,007	$1,396	$(1,554)

Net realized derivative gains (losses)	$705	$314	$(1,636)

[1]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.